Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Net (loss) income	$ (6,876,830)	$ (1,035,751)	$ 1,354,538
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred tax benefit	(3,112)	(7,476)	(17,184)
Allowance for credit losses	1,997,880	628,654	19,379
Amortization of Right-of-use assets	197,801	63,932
Interest on Lease liabilities	19,696	7,390
Shares-based compensation	2,602,175
Warrants expenses	1,145,000
Changes in assets and liabilities:
Accounts receivable	263,084	(77,452)	(256,199)
Contract assets	17,739	45,386	143,444
Amounts due from related parties	(52,767)	(41,880)	(111,867)
Prepaid expenses and other assets	(691,742)	(208,572)	(59,963)
Income tax receivable	(10,683)	81,131	(110,434)
Leases	(221,988)	(44,928)
Amounts due to related parties		(28,103)	14,820
Income tax payable	(12,725)	(256,160)	81,264
Other payables and accrued liabilities	(28,690)	(122,752)	103,031
Net cash (used in)/provided by operating activities	(1,655,162)	(996,581)	1,160,829
Cash flows from investing activities:
Loan to third parties	(1,060,000)	(3,750,000)
Loan & interest repayment from third parties	4,050,846
Loan to related parties			(1,721,478)
Loan & interest repayment from related parties		1,414,340	363,530
Prepaid deposit for acquisition of subsidiary	(2,000,000)
Deposit for long term investment	(2,750,000)
Net cash used in investing activities	(1,759,154)	(2,335,660)	(1,357,948)
Cash flows from financing activities:
Proceeds from shareholder’s capital contribution			69,000
Deferred offering cost		(1,832,538)	(540,754)
Proceeds from IPO		5,750,000
Deposit received from private placement	2,750,000
Net cash provided by (used in) financing activities	2,750,000	3,917,462	(471,754)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	46,199	(20,692)	(14,570)
Net change in cash and cash equivalents and restricted cash	(618,117)	564,529	(683,443)
Cash and cash equivalents and restricted cash, beginning of the year	631,307	66,778	750,221
Cash and cash equivalents and restricted cash, end of the year	13,190	631,307	66,778
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	13,190	431,307	66,778
Restricted cash		200,000
Total cash and cash equivalents, and restricted cash shown in the statement of cash flows	13,190	631,307	66,778
Supplemental cash flow information
Cash paid for Interest
Cash paid for income taxes	$ (40,169)	$ (175,028)	$ (272,003)